Supplementary Balance Sheet Information - Accounts Payable and Accruals Other (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Employees and employee institutions	$ 33,784	$ 28,932
Government departments and agencies	21,922	11,610
Derivative liabilities	1,943	2,109
Accrued expenses	37,270	33,511
Sundry	11	5,585
Accounts payable and accrued liabilities, net	$ 94,930	$ 81,747